Consolidated Statements of Changes in Shareholders’ Equity (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Common stock, shares issued		14,618	28,634
Cash dividends, per share (in Dollars per share)	$ 0.89	$ 0.84	$ 0.73
Common Stock [Member]
Common stock, shares issued		14,618	28,634
Common stock, shares issued		4,304	7,915